Stockholders' Equity - Stock Options Outstanding and Exercisable (Parenthetical) (Detail)	Dec. 31, 2015 shares
$7.86 - $8.01 [Member]
Stockholders Equity [Line Items]
Stock Options Outstanding, Shares Outstanding	57,525
Stock Options Exercisable, Shares Outstanding	37,525
$9.69 - $9.97 [Member]
Stockholders Equity [Line Items]
Stock Options Outstanding, Shares Outstanding	19,920
Stock Options Exercisable, Shares Outstanding	19,920
$29.99 - $34.50 [Member]
Stockholders Equity [Line Items]
Stock Options Outstanding, Shares Outstanding	655,335
Stock Options Exercisable, Shares Outstanding	195,480
Discontinued Operations [Member] | $7.86 - $8.01 [Member]
Stockholders Equity [Line Items]
Stock Options Outstanding, Shares Outstanding	40,000
Stock Options Exercisable, Shares Outstanding	20,000
Discontinued Operations [Member] | $9.69 - $9.97 [Member]
Stockholders Equity [Line Items]
Stock Options Outstanding, Shares Outstanding	6,215
Stock Options Exercisable, Shares Outstanding	6,215
Discontinued Operations [Member] | $29.99 - $34.50 [Member]
Stockholders Equity [Line Items]
Stock Options Outstanding, Shares Outstanding	164,810
Stock Options Exercisable, Shares Outstanding	54,025